Stock Incentive and Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Outstanding Activity
The following table summarizes stock option activity during the nine months ended September 30, 2025 (in thousands, except for per share amounts and contractual life):

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2024	1,028	$138.23	6.4	$—
Granted	3	$15.99
Forfeited/Cancelled	(30)	$95.21

Outstanding as of September 30, 2025	1,001	$139.20	5.6	$65
Vested and expected to vest as of September 30, 2025	1,001	$139.20	5.6	$65

Exercisable as of September 30, 2025	812	$124.95	5.1	$51

The following table summarizes stock option activity during the year ended December 31, 2024 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	946	$153.15	7.5	$7,459
Granted	129	$33.21
Exercised	(4)	$51.67
Forfeited/Cancelled	(43)	$160.56

Outstanding as of December 31, 2024	1,028	$138.23	6.43	$—
Vested and expected to vest as of December 31, 2024	1,028	$138.23	6.43	$—

Exercisable as of December 31, 2024	727	$113.01	5.5	$—

Schedule of Stock Options Valuation Assumption Used
The following assumptions were used in the Black-Scholes option pricing model to estimate stock-based compensation on the date of grant for stock options:

Nine Months Ended September 30, 2025
Stock options:
Expected dividend yield	0.00%
Expected volatility	98.45%
Risk-free interest rate	4.01%
Term of options (in years)	6.25
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	112.87%
Risk-free interest rate	4.31%
Expected life (in years)	0.49

Year Ended December 31, 2024
Stock options:
Expected dividend yield	0.00%
Expected volatility	72.00% - 119.08%
Risk-free interest rate	3.79% - 4.71%
Term of options (in years)	3.0 - 6.3
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	129.30%
Risk-free interest rate	5.39%
Expected life (in years)	0.50